Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

6. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Account receivable	15,741	16,078
Less: Allowance for credit losses	(4,413)	(6,271)
Total	11,328	9,807

The following table provide a summary of changes of the allowance for credit loss for the years ended December 31, 2024 and 2025:

	December 31,
	2024	2025
	RMB	RMB
Balance at beginning of period	28,863	4,413
Amounts charged to expenses	1,112	274
Amounts written off*	(1,374)	(378)
Disposal of subsidiaries	(24,188)	(5)
Acquisition	—	1,967
Balance at end of period	4,413	6,271

*	It represents the credit loss written off due to the deregistration of the counter party.

As of December 31, 2024 and 2025, all accounts receivable was due from third party customers. Provision for credit losses for the years ended December 31, 2023, 2024 and 2025 were RMB9,778, RMB1,112 and RMB274, respectively. There is no recovery collected for the year ended December 31, 2023, 2024 and 2025.